SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) In Thousands, unless otherwise specified	12 Months Ended									12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Automobiles [Member]	Dec. 31, 2013 Land use rights [Member]	Dec. 31, 2013 Customer relationships [Member]	Dec. 31, 2013 Carrying value [Member] CNY	Dec. 31, 2012 Carrying value [Member] CNY	Dec. 31, 2013 Nonrecurring Basis [Member] USD ($)	Dec. 31, 2013 Nonrecurring Basis [Member] CNY	Dec. 31, 2012 Nonrecurring Basis [Member] USD ($)	Dec. 31, 2012 Nonrecurring Basis [Member] CNY	Dec. 31, 2013 Nonrecurring Basis [Member] Quoted price in active markets for identical assets (Level 1) [Member] CNY	Dec. 31, 2012 Nonrecurring Basis [Member] Quoted price in active markets for identical assets (Level 1) [Member] CNY	Dec. 31, 2013 Nonrecurring Basis [Member] Significant other observable inputs (Level 2) [Member] CNY	Dec. 31, 2012 Nonrecurring Basis [Member] Significant other observable inputs (Level 2) [Member] CNY	Dec. 31, 2013 Nonrecurring Basis [Member] Significant unobservable inputs (Level 3) [Member] CNY	Dec. 31, 2012 Nonrecurring Basis [Member] Significant unobservable inputs (Level 3) [Member] CNY	Dec. 31, 2013 Nonrecurring Basis [Member] Fair Value [Member] CNY	Dec. 31, 2012 Nonrecurring Basis [Member] Fair Value [Member] CNY	Dec. 31, 2013 Nonrecurring Basis [Member] Implied Fair Value [Member] USD ($)	Dec. 31, 2013 Nonrecurring Basis [Member] Implied Fair Value [Member] CNY
Convenience translation
Chinese Renminbi per US$1.00	6.0537	6.0537
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Intangible assets - Acquired dealership agreements								78,950	105,400									77,250	78,950	78,950	105,400	$ 12,760	77,250
Total loss on acquired dealership agreements										281	1,700		26,450
Discount rate												15.00%	15.00%
Long-term sustainable growth rate												3.00%	3.00%
Loss from impairment of intangible assets	281	1,700	26,450									281	1,700
Intangible Assets [Line Items]
Estimated useful lives, in years						50 years	10 years
Operating Leases [Line Items]
Property and equipment, estimated useful life					10 years
Revenue recognition
Value-added taxes paid	91,059	551,244	550,090	512,859
5% business tax paid	615	3,725	2,279	2,430
Cost of goods sold
Business tax rate	5.00%	5.00%
Value added tax rate	6.00%	6.00%
Advertising expenditures
Sales, marketing and distribution expenses	3,774	22,846	27,764	37,629
Employee benefits
Contributions for employee benefits	3,685	22,309	19,169	14,951
Leases
Rental expenses	$ 2,152	13,029	11,859	8,253